Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Communication Services—8.5%
Alphabet, Inc. Class C (United States)(1)	6,939	$12,156
Comcast Corp. Class A (United States)	78,616	4,120
NetEase, Inc. (China)	263,323	5,013
Tencent Holdings Ltd. (China)	119,682	8,707
Walt Disney Co. (The) (United States)(1)	28,020	5,077
		35,073

Consumer Discretionary—21.2%
Alibaba Group Holding Ltd. (China)(1)	237,699	7,132
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	23,833	5,547
Amazon.com, Inc. (United States)(1)	6,223	20,268
Booking Holdings, Inc. (Netherlands)(1)	3,720	8,285
EssilorLuxottica SA (France)	38,272	5,964
Flutter Entertainment plc (Ireland)(1)	57,232	11,669
LVMH Moet Hennessy Louis Vuitton SE (France)	12,602	7,865
NIKE, Inc. Class B (United States)	51,980	7,354
Ross Stores, Inc. (United States)	68,400	8,400
Starbucks Corp. (United States)	40,849	4,370
		86,854

Consumer Staples—14.1%
Alimentation Couche-Tard, Inc. Class B (Canada)	307,726	10,487
Coca-Cola Co. (The) (United States)	150,209	8,237
Heineken NV (Netherlands)	104,496	11,645
Nestle S.A. Registered Shares (Switzerland)	105,908	12,473
PepsiCo, Inc. (United States)	46,842	6,947
Unilever plc (United Kingdom)	135,693	8,216
		58,005

Financials—7.9%
Berkshire Hathaway, Inc. Class B (United States)(1)	39,264	9,104
CME Group, Inc. Class A (United States)	39,562	7,202
HDFC Bank Ltd. (India)(1)	405,113	7,964
Housing Development Finance Corp., Ltd. (India)	228,052	7,986
		32,256

Health Care—14.7%
Becton Dickinson and Co. (United States)	34,458	8,622
Boston Scientific Corp. (United States)(1)	258,160	9,281
Hoya Corp. (Japan)	57,159	7,900
Intuitive Surgical, Inc. (United States)(1)	5,347	4,374
Johnson & Johnson (United States)	60,380	9,503
Medtronic plc (United States)	84,430	9,890
UnitedHealth Group, Inc. (United States)	30,228	10,600
		60,170

Industrials—5.2%
IHS Markit Ltd. (United States)	61,716	5,544
Safran SA (France)(1)	43,561	6,170
Teleperformance (France)	15,509	5,140
Wolters Kluwer NV (Netherlands)	51,202	4,320
		21,174

Information Technology—24.5%
Adobe, Inc. (United States)(1)	13,043	6,523
Keysight Technologies, Inc. (United States)(1)	41,627	5,499
	Shares	Value

Information Technology—continued
Mastercard, Inc. Class A (United States)	42,565	$15,193
Microsoft Corp. (United States)	95,011	21,132
PayPal Holdings, Inc. (United States)(1)	44,205	10,353
SAP SE (Germany)	33,501	4,388
Synopsys, Inc. (United States)(1)	22,097	5,729
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	64,419	7,024
Tata Consultancy Services Ltd. (India)	155,512	6,093
Teradyne, Inc. (United States)	42,639	5,112
Visa, Inc. Class A (United States)	60,668	13,270
		100,316

Materials—2.2%
Air Liquide SA (France)	24,908	4,085
Sherwin-Williams Co. (The) (United States)	6,951	5,108
		9,193

Total Common Stocks (Identified Cost $234,825)		403,041

Total Long-Term Investments—98.3% (Identified Cost $234,825)		403,041

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	680,411	680
Total Short-Term Investment (Identified Cost $680)		680

TOTAL INVESTMENTS—98.4% (Identified Cost $235,505)		$403,721
Other assets and liabilities, net—1.6%		6,425
NET ASSETS—100.0%		$410,146

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	59%
France	8
China	6
Netherlands	6
India	6
Switzerland	3
Ireland	3
Other	9
Total	100%
† % of total investments as of December 31, 2020.
See Notes to Schedule of Investments

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$403,041	$403,041
Money Market Mutual Fund	680	680
Total Investments	$403,721	$403,721
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

VONTOBEL GLOBAL OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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